UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21470
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund                                                as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 115.2%

Security	Shares	Value
Beverages — 1.8%
Diageo PLC	2,000,000	$38,889,725
		$38,889,725
Capital Markets — 0.9%
Merrill Lynch & Co., Inc.	200,000	$18,712,000
		$18,712,000
Commercial Banks — 14.6%
Allied Irish Banks PLC	1,000,000	$28,887,350
Bank of Montreal	400,000	23,840,000
Bank of Nova Scotia	800,000	34,544,000
Barclays PLC	2,000,000	29,072,515
BNP Paribas SA	250,000	27,915,539
Credit Agricole SA	100,000	4,292,883
HBOS PLC	750,000	16,352,782
Lloyds TSB Group PLC	5,700,000	65,241,141
Societe Generale	300,000	53,095,197
UBS AG	400,000	25,061,007
		$308,302,414
Computer Peripherals — 1.4%
International Business Machines Corp.	300,000	$29,745,000
		$29,745,000
Construction & Engineering — 1.6%
Vinci SA	250,000	$34,472,788
		$34,472,788
Construction Materials — 0.7%
Cemex SA de CV ADR (1)	422,668	$14,953,994
		$14,953,994
Distributors — 0.9%
Genuine Parts Co.	400,000	$19,008,000
		$19,008,000
Diversified Financial Services — 2.5%
Bank of America Corp.	400,000	$21,032,000
Citigroup, Inc.	400,000	22,052,000
JPMorgan Chase & Co.	200,000	10,186,000
		$53,270,000
Diversified Telecommunication Services — 7.8%
AT&T, Inc.	2,195,000	$82,597,850
BCE, Inc.	1,098,000	28,833,480
Bell Aliant Regional Communications Income Fund (1)(2)	87,000	2,168,367
BT Group PLC	4,000,000	24,090,442
Verizon Communications, Inc.	500,000	19,260,000
Windstream Corp.	465,267	6,923,173
		$163,873,312

Electric Utilities — 16.7%
E. ON AG	500,000	$68,023,275
Edison International	650,000	29,237,000
Endesa SA	150,000	7,527,707
Enel SPA	1,250,000	13,220,174
Entergy Corp.	450,000	41,782,500
Exelon Corp.	560,000	33,594,400
FPL Group, Inc.	700,000	39,655,000
Scottish and Southern Energy PLC	2,500,000	73,453,755
Scottish Power PLC	1,825,396	26,795,539
Southern Co.	500,000	18,265,000
		$351,554,350
Electrical Equipment — 2.9%
Cooper Industries, Ltd., Class A	225,000	$20,562,750
Emerson Electric Co.	900,000	40,473,000
		$61,035,750
Food Products — 1.7%
Nestle SA	100,000	$36,621,613
		$36,621,613
Health Care Providers & Services — 1.8%
Health Management Associates, Inc.	1,900,000	$36,955,000
		$36,955,000
Hotels, Restaurants & Leisure — 4.2%
Compass Group PLC	9,000,000	$53,583,161
McDonald’s Corp.	800,000	35,480,000
		$89,063,161
Household Durables — 0.7%
Stanley Works	250,000	$14,315,000
		$14,315,000
Industrial Conglomerates — 0.1%
General Electric Co.	50,000	$1,802,500
		$1,802,500
Insurance — 8.4%
Aegon NV	500,000	$9,835,126
American International Group, Inc.	200,000	13,690,000
AON Corp.	400,000	14,344,000
Chubb Corp. (The)	300,000	15,612,000
Legal & General Group PLC	5,000,000	15,225,039
Lincoln National Corp.	400,000	26,856,000
Prudential Financial, Inc.	465,000	41,445,450
St. Paul Travelers Cos., Inc.	300,000	15,255,000
Willis Group Holdings, Ltd.	300,000	12,258,000
Zurich Financial Services AG	50,000	13,461,312
		$177,981,927

Machinery — 1.9%
Deere & Co.	400,000	$40,112,000
		$40,112,000
Media — 0.4%
Publishing & Broadcasting, Ltd.	100,000	$1,529,901
Reed Elsevier NV	100,000	1,749,836
Wolters Kluwer NV	200,000	5,993,571
		$9,273,308
Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	350,000	$20,128,500
Southern Copper Corp.	400,000	25,000,000
		$45,128,500
Multi-Utilities — 7.3%
Ameren Corp.	268,000	$14,233,480
RWE AG	575,000	60,029,615
United Utilities PLC	1,471,400	22,060,102
Veolia Environnement	813,234	57,055,396
		$153,378,593
Oil, Gas & Consumable Fuels — 14.1%
BP PLC ADR	650,000	$41,281,500
Chevron Corp.	650,000	47,372,000
ENI SPA	1,280,000	41,131,692
Marathon Oil Corp.	550,000	49,687,000
Neste Oil Oyj	187,500	5,735,152
Statoil ASA	2,200,000	58,887,316
Total SA ADR	800,000	54,440,000
		$298,534,660
Personal Products — 0.1%
Alberto-Culver Co.	100,000	$2,287,000
		$2,287,000
Pharmaceuticals — 4.8%
AstraZeneca PLC	400,000	$22,310,942
Johnson & Johnson	400,000	26,720,000
Wyeth	1,050,000	51,880,500
		$100,911,442
Real Estate Investment Trusts (REITs) — 5.1%
AvalonBay Communities, Inc.	200,000	$29,672,000
Boston Properties, Inc.	170,000	21,435,300
Developers Diversified Realty Corp.	200,000	13,424,000
Simon Property Group, Inc.	260,000	29,741,400
SL Green Realty Corp.	96,700	14,174,286
		$108,446,986
Specialty Retail — 0.4%
Kingfisher PLC	1,633,984	$7,670,493
		$7,670,493

Steel Fabrication — 0.2%
ThyssenKrupp AG	78,886	$3,743,633
		$3,743,633
Textiles, Apparel & Luxury Goods — 1.9%
Compagnie Financiere Richemont AG, Class A	700,000	$39,115,932
		$39,115,932
Tobacco — 6.4%
Altria Group, Inc.	850,000	$74,281,500
Imperial Tobacco Group PLC	1,500,000	60,806,986
		$135,088,486
Wireless Telecommunication Services — 1.8%
Alltel Corp.	450,000	$27,580,500
Bouygues SA	150,000	10,141,526
		$37,722,026
Total Common Stocks (identified cost $1,689,246,330)		$2,431,969,593

Preferred Stocks — 20.0%

Security	Shares	Value
Banks and Money Services — 0.3%
S Finance Preferred UNIP, 6.8% (3)	150,000	$3,773,445
Santander Finance UNIP, 6.5% (3)	136,500	3,442,366
		$7,215,811
Commercial Banks — 11.4%
Abbey National Capital Trust I, 8.963% (2)(4)	232,500	$31,092,527
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	3,300	3,555,750
Bank of America Corp., Series D, 6.204%	400,000	10,640,000
Barclays Bank PLC, 8.55% (2)(3)(4)	218,600	24,626,296
BNP Paribas Capital Trust, 9.003% (2)(3)(4)	150,000	16,799,655
CA Preferred Fund Trust II, 7.00% (2)	50,000	5,116,770
CA Preferred Fund Trust, 7.00% (2)	250,000	25,421,800
DB Capital Funding VIII, 6.375%	270,000	6,895,800
Den Norske Bank, 7.729% (2)(3)(4)	50,000	5,422,800
First Tennessee Bank, 6.17% (3)(4)	5,275	5,488,637
HSBC Capital Funding LP, 9.547% (2)(3)(4)	210,000	23,710,302
Lloyds TSB Bank PLC, 6.90% (2)	220,000	22,433,796
Nordbanken AB, 8.95% (2)(3)(4)	15,700	1,728,135
Royal Bank of Scotland Group PLC, 9.118% (2)	235,750	26,720,117
Standard Chartered PLC, 6.409% (2)(3)(4)	75,000	7,447,762
UBS Preferred Funding Trust I, 8.622% (2)(4)	150,000	16,985,130
US Bancorp, Series B, 5.97375% (4)	300,000	7,965,000
		$242,050,277
Diversified Financial Services — 0.6%
ING Groep NV, 6.125%	155,000	$3,906,000
ING Group NV, 7.20%	330,000	8,418,300
		$12,324,300

Food Products — 0.8%
Dairy Farmers of America, 7.875% (3)	167,730	$17,060,137
		$17,060,137
Insurance — 5.8%
Aegon NV, 6.375%	400,000	$10,332,000
Aegon NV, 6.50%	70,000	1,808,100
Arch Capital Group, Ltd., 7.875%	11,000	285,450
Arch Capital Group, Ltd., 8.00%	77,000	2,032,800
AXA SA, 6.463% (2)(3)(4)	50,000	4,935,685
AXA, 7.10% (2)	225,000	23,089,973
Endurance Specialty Holdings, Ltd., 7.75%	307,200	8,033,280
ING Capital Funding Trust III, 8.439% (2)(4)	170,000	18,846,795
MetLife, Inc., 6.50%	300,000	8,013,000
Prudential PLC, 6.50% (2)	207,000	21,021,057
RenaissanceRe Holdings, Ltd., 6.08%	447,500	10,762,375
Zurich Regcaps Fund Trust VI, 6.087% (3)(4)	12,500	12,664,063
		$121,824,578
Multi-Utilities — 0.4%
Southern California Edison, 6.000%	80,000	$8,156,800
		$8,156,800
Thrifts & Mortgage Finance — 0.7%
Federal Home Loan Mortgage Corp., Series M, 3.93%	100,000	$4,715,000
Federal Home Loan Mortgage Corp., Series S, 5.86375% (4)	50,000	2,625,000
Federal National Mortgage Association, Series K, 5.396% (4)	55,000	2,777,500
Federal National Mortgage Association, Series M, 4.75%	100,000	4,340,000
		$14,457,500
Total Preferred Stocks (identified cost $434,459,121)		$423,089,403

Other Issues — 0.0%

Security	Shares	Value
Scottish Power PLC, Deferred Shares (2)	766,666	$0
Total Other Issues (identified cost, $0)		$0

Short-Term Investments — 0.2%

Description	Shares/Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (5)	4,968	$4,968,497
Total Short-Term Investments (at amortized cost, $4,968,497)		$4,968,497

Total Investments — 135.4% (identified cost $2,128,673,948)	$2,860,027,493
Other Assets, Less Liabilities — 0.1%	$2,646,530
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (35.5)%	$(750,428,472)
Net Assets — 100.0%	$2,112,245,551

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $130,655,033 or 6.2% of the Fund’s net assets.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2007.
(5)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Investments	Value
United States	47.2%	$1,350,135,200
United Kingdom	20.9	599,083,151
France	9.4	269,438,986
Germany	4.6	131,796,524
Switzerland	4.0	114,259,864
Canada	3.1	89,385,847
Norway	2.3	64,310,116
Italy	1.9	54,351,865
Bermuda	1.9	53,934,655
Netherlands	1.5	42,042,932
Ireland	1.0	28,887,350
Other Countries, less than 1% each	2.2	62,401,003
	100.00%	$2,860,027,493

The Fund did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,128,945,430
Gross unrealized appreciation	$753,142,861
Gross unrealized depreciation	(22,060,798)
Net unrealized appreciation	$731,082,063

The net unrealized appreciation on foreign currency at January 31, 2007 was $2,282.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 21, 2007